RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [Abstract]
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
28.	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The changes in the Group’s liabilities arising from financing activities can be classified as follows:

	Note	Borrowings & derivative financial instruments US$’000	Lease liabilities US$’000

Balance at January 1, 2024	23,24	55,387	12,566
Cash-flows:
Principal amount loaned – term loan		30,500	-
Loan origination costs paid		(324)	-
Interest paid for senior secured term loan		(6,253)	-
Interest paid for convertible note		(300)	-
Interest paid for exchangeable notes		(8)	-
Repayment of leases		-	(2,503)

Non-cash:			-
Interest charged		6,561	-
Derivative financial asset at date of issue		28	-
Remeasurement of ROU assets		-	1,764
Additions (related to Right of Use assets)		-	855
Exchange adjustment		-	(512)
Accretion interest		3,214	592
Fair value of derivative liability - warrants		66	-
Fair value of additional derivative liability - warrants		1,066	-
Payment-in-kind (PIK) Interest		3,291	-
Contingent liability		1,813	-
Non-cash loan modification gain		(3,567)	-

Balance at December 31, 2024	23,24	91,474	12,762

	Note	Borrowings & derivative financial instruments US$’000	Lease liabilities US$’000

Balance at January 1, 2023	23,24	59,826	13,943
Cash-flows:
Principal amount loaned – term loan		5,000	-
Loan origination costs paid		(194)	-
Interest paid for senior secured term loan		(7,314)	-
Interest paid for convertible note		(300)	-
Interest paid for exchangeable notes		(8)	-
Repayment of term loan		(10,050)
Repayment of leases		-	(2,318)
Penalty paid for early settlement of term loan		(905)	-

Non-cash:			—
Interest charged		7,622	-
Penalty for early settlement charged		905	-
Derivative financial asset at date of issue	23	11	-
Disposals (related to Right of Use assets)		-	(106)
Additions (related to Right of Use assets)		-	112
Exchange adjustment		-	311
Accretion interest		1,927	624
Fair value of derivative liability - warrants		(1,133)	-

Balance at December 31, 2023	23,24	55,387	12,566